LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non performing loans [Abstract]
90+ and Still Accruing	[1]	$ 5	$ 0
Non-Accrual	[1]	9,029	8,184
Total Non-performing Loans	[1]	9,034	8,184
Accrued interest included in recorded investment	[1]	0	0
Accrued Interest		400	400	$ 500
Interest Income		0	0	$ 0
Aging analysis of loans by class [Abstract]
Total		12,795	12,554
Loans not Past Due		2,578,263	2,012,764
Total loans recorded investment		2,591,058	2,025,318
Accrued interest included in recorded investment		8,538	6,501
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		4,960	3,671
Accrued interest included in recorded investment		44	43
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		820	1,271
Accrued interest included in recorded investment		11	22
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	0	0
Aging analysis of loans by class [Abstract]
Total		7,015	7,612
Accrued interest included in recorded investment		0	0
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		55	65
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		8,483	6,436
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,147,892	855,560
Accrued interest included in recorded investment		3,411	2,300
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	0	30
Total Non-performing Loans	[1]	0	30
Aging analysis of loans by class [Abstract]
Total		44	30
Loans not Past Due		388,729	290,466
Total loans recorded investment		388,773	290,496
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		44	0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	30
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	0	9
Total Non-performing Loans	[1]	0	9
Aging analysis of loans by class [Abstract]
Total		0	9
Loans not Past Due		84,458	70,182
Total loans recorded investment		84,458	70,191
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	9
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	2,220	607
Total Non-performing Loans	[1]	2,220	607
Aging analysis of loans by class [Abstract]
Total		1,538	104
Loans not Past Due		673,123	494,769
Total loans recorded investment		674,661	494,873
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,538	60
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	44
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,046,987	852,808
Accrued interest included in recorded investment	[2]	4,097	3,278
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	5	0
Non-Accrual	[1]	4,694	5,130
Total Non-performing Loans	[1]	4,699	5,130
Aging analysis of loans by class [Abstract]
Total		6,684	7,491
Loans not Past Due		833,760	659,742
Total loans recorded investment		840,444	667,233
Accrued interest included in recorded investment	[2]	3,079	2,456
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,608	1,559
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		194	802
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		4,882	5,130
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	755	1,223
Total Non-performing Loans	[1]	755	1,223
Aging analysis of loans by class [Abstract]
Total		1,007	1,936
Loans not Past Due		80,774	88,620
Total loans recorded investment		81,781	90,556
Accrued interest included in recorded investment	[2]	363	371
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		252	713
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		755	1,223
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	159	326
Total Non-performing Loans	[1]	159	326
Aging analysis of loans by class [Abstract]
Total		335	672
Loans not Past Due		38,909	34,689
Total loans recorded investment		39,244	35,361
Accrued interest included in recorded investment	[2]	199	157
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		176	308
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	38
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		159	326
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	419	316
Total Non-performing Loans	[1]	419	316
Aging analysis of loans by class [Abstract]
Total		965	824
Loans not Past Due		84,553	58,834
Total loans recorded investment		85,518	59,658
Accrued interest included in recorded investment	[2]	456	294
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		446	353
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		100	155
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		419	316
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		396,179	316,950
Accrued interest included in recorded investment	[2]	1,030	923
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	179	141
Total Non-performing Loans	[1]	179	141
Aging analysis of loans by class [Abstract]
Total		452	242
Loans not Past Due		6,985	9,213
Total loans recorded investment		7,437	9,455
Accrued interest included in recorded investment	[2]	28	39
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		200	90
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		55	11
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		197	141
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	226	159
Total Non-performing Loans	[1]	226	159
Aging analysis of loans by class [Abstract]
Total		361	470
Loans not Past Due		6,683	9,001
Total loans recorded investment		7,044	9,471
Accrued interest included in recorded investment	[2]	25	43
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		111	217
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		24	94
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		226	159
Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	166	100
Total Non-performing Loans	[1]	166	100
Aging analysis of loans by class [Abstract]
Total		777	195
Loans not Past Due		169,117	129,777
Total loans recorded investment		169,894	129,972
Accrued interest included in recorded investment	[2]	403	346
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		316	59
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		295	36
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		166	100
Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	7	25
Total Non-performing Loans	[1]	7	25
Aging analysis of loans by class [Abstract]
Total		56	73
Loans not Past Due		125,780	92,737
Total loans recorded investment		125,836	92,810
Accrued interest included in recorded investment	[2]	311	254
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		28	28
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		21	20
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		7	25
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[1]	0	0
Non-Accrual	[1]	204	118
Total Non-performing Loans	[1]	204	118
Aging analysis of loans by class [Abstract]
Total		576	508
Loans not Past Due		85,392	74,734
Total loans recorded investment		85,968	75,242
Accrued interest included in recorded investment	[2]	263	241
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		241	275
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		131	115
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		$ 204	$ 118

[1]	Non-performing loans exclude purchase credit impaired loans.
[2]	Credit scores have been updated within the last twelve months.